Income Tax (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Schedule of Income Tax

Current tax

	As of June 30,
	2026	2025
Loss before income tax	(7,373)	(53,054)
Income tax recorded in the income for the period	(6,671)	(4,423)

Current tax	(8,057)	(7,642)
Deferred tax	1,386	3,219
Effective tax rate	90.48%	8.34%